Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Commercial mortgage loans on real estate	$ 562,368	$ 628,506
Policy loans	12,461	12,802
Total
Financial Assets
Commercial mortgage loans on real estate	632,820	704,414
Policy loans	12,461	12,802
Total financial assets	645,281	717,216
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	250,660	265,756
Obligation under securities agreement	42,229	42,534
Total financial liabilities	292,889	308,290
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	12,461	12,802
Total financial assets	12,461	12,802
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	42,229	42,534
Total financial liabilities	42,229	42,534
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total financial assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	0	0
Total financial liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate	632,820	704,414
Policy loans	0	0
Total financial assets	632,820	704,414
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	250,660	265,756
Obligation under securities agreement	0	0
Total financial liabilities	250,660	265,756
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	562,368	628,506
Policy loans	12,461	12,802
Total financial assets	574,829	641,308
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	236,508	240,633
Obligation under securities agreement	42,229	42,534
Total financial liabilities	$ 278,737	$ 283,167